SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details)			12 Months Ended
	Jan. 14, 2019 USD ($)	Dec. 05, 2008 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value			$ 1,238,585	$ 212,243	$ 1,503,951	$ 2,663,171	$ 25,759
Operating Loss Carryforwards			14,131,281
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			$ 435,420	$ 645,978
Number of Reportable Segments			1
Proceeds from License Fees Received	$ 5,000,000		$ 5,000,000
License Fee Revenue Used for Payment of Liabilities and Fund General Operation			$ 3,000,000
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			3
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			10 years
Emy's Salsa Aji Distribution Company, Inc. ("Emy's") [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) [Line Items]
Share Exchange, Number of Shares Retained (in Shares) | shares		466,797
Stock Issued During Period, Shares, New Issues (in Shares) | shares		1,197,109
Share Exchange Ratio (in Shares) | shares		357.0197